Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-11-21 - USD ($)	12 Months Ended
	Sep. 30, 2025	Dec. 18, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Nov. 21, 2025
Aggregate Erroneous Compensation Amount	$ 56,116
Erroneous Compensation Analysis
Recovery of Erroneously Awarded Compensation
As previously disclosed in our FY2025 10-K, we identified a material weakness in our internal control over financial reporting, as we did not design and maintain effective controls over the classification of certain costs in the Consolidated Statement of Operations. In accordance with Staff Accounting Bulletin (“SAB”) No. 99, Materiality, the Company evaluated the errors resulting from this material weakness and determined on November 21, 2025 that they caused immaterial misstatements in the classification of certain costs between cost of revenue and selling, general and administrative, and research and development costs that resulted in the revision of the annual financial statements for the year ended September 30, 2023, each of the interim periods, and the annual financial statements for the year ended September 30, 2024, and the Q1, Q2, and Q3 interim periods during the year ended September 30, 2025. As a result of the revisions, management, with oversight of the HRC Committee and the full Board, conducted a recovery analysis under our clawback policy of incentive-based compensation received by our executive officers during the years ended September 30, 2024 and 2023 to ascertain whether any recovery of excess incentive-based compensation was required.
Dodd-Frank Clawback Policy. The revisions to previously issued financial statements required a recovery analysis of incentive-based compensation received by the Company’s executive officers (“Covered Officers”) during the relevant recovery periods pursuant to the Company’s Clawback Policy adopted to comply with Section 10D of the Securities Exchange Act of 1934, as amended and final rules and amendments adopted by the Securities and Exchange Commission to implement the legislation. The Clawback Policy applies to incentive-based compensation earned based on the attainment of financial performance measures during the three completed fiscal years immediately preceding the date on which the Company was required to prepare the accounting restatement and received on or after October 2, 2023, the effective date of the policy. Any incentive compensation received prior to that date is not subject to recovery under the Clawback Policy. For purposes of the Clawback Policy, incentive-based compensation is “received” in the fiscal period during which the financial reporting measure specified in the incentive-based compensation is attained, even if the payment or grant of the incentive-based compensation occurs after the end of that period.
Clawback Analysis. Management, the HRC Committee, and the full Board concluded that adjustments to executive compensation were required because compensation was paid to the executive officers for performance-based compensation awards based on performance goals negatively impacted by the revisions and, therefore, that there was excess incentive-based compensation to recover. The financial performance metrics used to determine payouts under the FY2024 and FY2023 annual incentive plans (“ICP Plans”) varied based on whether the Covered Executive primarily supported the Company as a whole (Corporate) or one of its principal operating segments (OpCo). The following tables present the impact on the incentive compensation of the Covered Executives, metrics used, and the impact of the revisions on those metrics:

FY2024 Recoupment Assessment Summary
Covered Executives	Job Title	Actual STI Payout % of Target	Actual STI Payout $ USD	Revised STI Payout % of Target	Revised STI Payout $ USD	Variance (Subject to Recoupment)
Corporate
Schwartz, Stephen S	President and Chief Executive Officer	47.5%	$407,659	45.0%	$386,204	$(21,456)
Cueto, Herman	EVP, Chief Financial Officer	47.5%	$186,200	45.0%	$176,400	$(9,800)
Joseph, Jason	SVP, General Counsel/Corporate Secretary	47.5%	$140,363	45.0%	$132,975	$(7,388)
Pirogova, Olga	SVP CHRO	47.5%	$105,450	45.0%	$99,900	$(5,550)
All others (non-NEOs)	N/A	46.8%	$87,750	45.0%	$84,375	$(3,375)
OpCo
Wang, David	SVP & GM - Sample Management Solutions	49.8%	$115,498	48.0%	$111,361	$(4,137)
Zhou, Ginger	SVP & GM - Genomics	53.2%	$123,383	51.3%	$118,972	$(4,411)
					Total	$(56,116)

Impact of FY24 Financial Revisions on ICP Metrics
Corporate Metrics	Weight	As-Reported	Contribution	As-Revised	As-Revised
Revenue (000)	55%	$656.30	0%	$656.60	0%
Adj EPS	35%	$0.35	37.5%	$0.34	35.0%
Scorecard	10%	100%	10%	100%	10%
Totals	100%		47.5%		45.0%

OpCo Metrics - SMS
Adj EPS	20%	$0.35	21.4%	$0.34	20.0%
Revenue (000)	30%	$656.30	0%	$656.60	0%
OpCo Revenue (000)	25%	$318.6	9.3%	$318.9	9.5%
OpCo Op Income (000)	25%	$73.9	19.0%	$73.5	18.5%
Totals	100%		49.8%		48.0%

OpCo Metrics - Multiomics
Adj EPS	20%	$0.35	21.4%	$0.34	20.0%
Revenue (000)	30%	$656.30	0%	$656.60	0%
OpCo Revenue (000)	25%	$254.6	12.4%	$254.6	12.4%
OpCo Op Income (000)	25%	$40.5	19.4%	$40.4	18.9%
Totals	100%		53.2%		51.3%

The HRC Committee, with support from the Company’s Finance and Internal Audit personnel, determined that the revisions to the FY2023 financial statements resulted in the underpayment of ICP to Covered Executives in immaterial amounts, although such payments would not have been subject to the Clawback Policy because they were “received” before October 2, 2023. The financial performance metrics used to determine payouts under the Company’s FY2024 and FY2023 Long-Term Incentive Plans (“LTIP Plans”) were not met in either case before or after the financial revisions, resulting in no vesting of performance stock units and therefore no recoupment of any compensation under the LTIP Plans.
Payment and Recovery. The erroneously awarded compensation under the FY2024 ICP Plan was paid to Covered Executives in cash, net of tax withholding, in November 2024. The aggregate amount of erroneously awarded compensation that remained outstanding at the end of FY2025 was $56,116, and at December 18, 2025 was $34,361. The HRC Committee will seek to recover the remaining amount of the erroneously awarded compensation from Covered Executives in accordance with the Clawback Policy during FY2026.

Outstanding Aggregate Erroneous Compensation Amount		$ 34,361
Compensation Amount	$ 56,116
Dr. Stephen Schwartz [Member]
Erroneously Awarded Compensation Recovery
Name	Schwartz, Stephen S
Compensation Amount	$ 21,456
Herman Cueto [Member]
Erroneously Awarded Compensation Recovery
Name	Cueto, Herman
Compensation Amount	$ 9,800
Jason Joseph [Member]
Erroneously Awarded Compensation Recovery
Name	Joseph, Jason
Compensation Amount	$ 7,388
Olga Pirogova [Member]
Erroneously Awarded Compensation Recovery
Name	Pirogova, Olga
Compensation Amount	$ 5,550
David Wang [Member]
Erroneously Awarded Compensation Recovery
Name	Wang, David
Compensation Amount	$ 4,137
Ginger Zhou [Member]
Erroneously Awarded Compensation Recovery
Name	Zhou, Ginger
Compensation Amount	$ 4,411
Non-NEOs
Erroneously Awarded Compensation Recovery
Name	All others (non-NEOs)
Compensation Amount	$ 3,375